Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.36%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,561,690.35

Principal:
Principal Collections	$29,342,766.83
Prepayments in Full	$14,086,454.82
Liquidation Proceeds	$530,975.99
Recoveries	$20,008.28
Sub Total	$43,980,205.92
Collections	$46,541,896.27

Purchase Amounts:
Purchase Amounts Related to Principal	$132,712.59
Purchase Amounts Related to Interest	$416.90
Sub Total	$133,129.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,675,025.76

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,675,025.76
Servicing Fee	$1,059,411.20	$1,059,411.20	$0.00	$0.00	$45,615,614.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,615,614.56
Interest - Class A-2a Notes	$363,942.76	$363,942.76	$0.00	$0.00	$45,251,671.80
Interest - Class A-2b Notes	$148,553.38	$148,553.38	$0.00	$0.00	$45,103,118.42
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$44,474,780.92
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$44,257,980.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,257,980.92
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$44,169,967.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,169,967.59
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$44,106,825.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,106,825.59
Regular Principal Payment	$41,773,925.12	$41,773,925.12	$0.00	$0.00	$2,332,900.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,332,900.47
Residual Released to Depositor	$0.00	$2,332,900.47	$0.00	$0.00	$0.00
Total		$46,675,025.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,773,925.12
Total					$41,773,925.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,849,178.36	$74.62	$363,942.76	$0.91	$30,213,121.12	$75.53
Class A-2b Notes	$11,924,746.76	$74.62	$148,553.38	$0.93	$12,073,300.14	$75.55
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$41,773,925.12	$26.58	$1,508,788.97	$0.96	$43,282,714.09	$27.54

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$328,369,407.08	0.8209235	$298,520,228.72	0.7463006
Class A-2b Notes	$131,183,578.12	0.8209235	$119,258,831.36	0.7463006
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,125,142,985.20	0.7158354	$1,083,369,060.08	0.6892581

Pool Information
Weighted Average APR	2.458%	2.445%
Weighted Average Remaining Term	48.74	47.90
Number of Receivables Outstanding	56,622	55,632
Pool Balance	$1,271,293,441.86	$1,226,554,199.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,165,284,172.73	$1,124,612,994.61
Pool Factor	0.7399744	0.7139333

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$101,941,204.82
Targeted Overcollateralization Amount	$143,185,139.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$143,185,139.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		133	$646,332.20
(Recoveries)		22	$20,008.28
Net Loss for Current Collection Period			$626,323.92
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5912%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5162%
Second Prior Collection Period			0.3499%
Prior Collection Period			0.3460%
Current Collection Period			0.6018%
Four Month Average (Current and Prior Three Collection Periods)			0.4535%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,138	$3,453,576.48
(Cumulative Recoveries)			$199,592.06
Cumulative Net Loss for All Collection Periods			$3,253,984.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1894%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,034.78
Average Net Loss for Receivables that have experienced a Realized Loss			$2,859.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	431	$10,287,854.70
61-90 Days Delinquent	0.09%	45	$1,117,928.32
91-120 Days Delinquent	0.01%	6	$166,447.72
Over 120 Days Delinquent	0.01%	6	$157,271.13
Total Delinquent Receivables	0.96%	488	$11,729,501.87

Repossession Inventory:
Repossessed in the Current Collection Period		40	$977,105.79
Total Repossessed Inventory		65	$1,717,013.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0886%
Prior Collection Period			0.1077%
Current Collection Period			0.1025%
Three Month Average			0.0996%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1175%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer